SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
Shipping and handling costs	$ 29,262	$ 18,242
Warranty liability	21,935	14,251
Warranty expense	7,784	32,601
Research and development costs	214,112	220,517
Advertising costs	41,555	120,412
Interest and penalties	$ 0	$ 0
Number of Operating Segments | Number	1